Net Income (Loss) Per Share - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Debt Instrument [Line Items]
Dilutive securities	0	0
Weighted average number of shares that could potentially dilute basic EPS in the future	12,500,000	3,500,000	6,200,000
Convertible Senior Notes Due June 2025 [Member] | Intelsat S.A [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Principal amount				$ 402.5
Senior Notes, Interest rate	4.50%	4.50%		4.50%